OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	9 Months Ended
Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of the components of other current and non-current assets

		As at	As at
(a)	Other current assets	Dec. 31, 2020	March 31, 2020
	Prepaid expenses and deposits	$18,531	$55,972
	Customer acquisition costs	51,384	77,939
	Green certificates assets	64,214	63,728
	Gas delivered in excess of consumption	5,778	2,393
	Inventory	3,238	3,238
		$143,145	$203,270

		As at	As at
(b)	Other non-current assets	Dec. 31, 2020	March 31, 2020
	Customer acquisition costs	$26,030	$43,686
	Other long-term assets	7,784	12,764
		$33,814	$56,450